Huber Large Cap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	700	$ 379,736

Banking - 18.3%
Bank of America Corp.	5,300	328,335
Citigroup, Inc.	12,800	1,695,360
First Citizens BancShares, Inc. - Class A	100	218,665
First Horizon Corp.	25,292	648,487
JPMorgan Chase & Co.	1,100	386,969
Truist Financial Corp.	6,000	311,040
		3,588,856

Beverages - 0.4%
Anheuser-Busch InBev SA/NV - ADR	1,000	86,480

Biotech & Pharmaceuticals - 15.3%
Eli Lilly & Co.	2,000	2,297,680
GSK PLC - ADR	2,400	124,056
Merck & Co., Inc.	1,100	143,220
Pfizer, Inc.	17,600	440,176
		3,005,132

Consumer Services - 1.3%
Upbound Group, Inc.	13,000	252,070

Electric - 0.4%
Vistra Corp.	500	74,095

Electric Utilities - 2.2%
American Electric Power Co., Inc.	300	38,355
Constellation Energy Corp.	533	140,046
Entergy Corp.	1,800	193,716
NextEra Energy, Inc.	800	69,536
		441,653

Electrical Equipment - 0.3%
TE Connectivity PLC	300	61,707

Entertainment Content - 0.5%
Walt Disney Co.	1,000	96,190

Food - 0.5%
Lamb Weston Holdings, Inc.	500	26,275
Tyson Foods, Inc. - Class A	1,100	63,756
		90,031

Gas & Water Utilities - 0.4%
National Fuel Gas Co.	1,000	82,310

Health Care Facilities & Services - 2.6%
Tenet Healthcare Corp. (a)	2,000	509,560

Healthcare-Services - 0.6%
UnitedHealth Group, Inc.	300	124,320

Industrial Support Services - 1.1%
United Rentals, Inc.	200	215,852

Institutional Financial Services - 1.6%
Goldman Sachs Group, Inc.	300	305,514

Insurance - 2.3%
CNO Financial Group, Inc.	8,073	444,742

Internet - 0.6%
VeriSign, Inc.	400	116,008

Internet Media & Services - 0.8%
Lyft, Inc. - Class A (a)	9,694	153,747

Oil & Gas Producers - 14.4%
BP PLC - ADR	4,700	212,534
Cheniere Energy, Inc.	400	105,428
Expand Energy Corp.	1,000	94,030
Golar LNG Ltd.	31,803	1,563,117
Shell PLC - ADR	9,300	855,414
		2,830,523

Retail - Consumer Staples - 2.5%
Walmart, Inc.	4,500	500,400

Retail - Discretionary - 1.0%
Home Depot, Inc.	600	199,176

Software - 11.8%
Adobe, Inc. (a)	500	125,205
Microsoft Corp.	2,600	1,208,272
Oracle Corp.	7,200	935,064
Weave Communications, Inc. (a)	7,000	45,780
		2,314,321

Specialty Finance - 3.2%
Enova International, Inc. (a)	2,510	637,891

Technology Services - 6.7%
KBR, Inc.	26,430	967,602
Mastercard, Inc. - Class A	550	315,205
Visa, Inc. - Class A	100	36,613
		1,319,420

Telecommunications - 0.5%
AT&T, Inc.	3,900	90,675

Tobacco & Cannabis - 0.6%
Philip Morris International, Inc.	600	114,492

Transportation - 0.6%
Fedex Freight Holding Co., Inc. (a)	800		112,424

Transportation & Logistics - 4.1%
FedEx Corp.	2,600		799,240

Transportation Equipment - 2.8%
General Motors Co.	6,300		559,818
TOTAL COMMON STOCKS (Cost $7,450,849)			19,506,383

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	139,222		139,222
TOTAL MONEY MARKET FUNDS (Cost $139,222)			139,222

TOTAL INVESTMENTS - 100.0% (Cost $7,590,071)			19,645,605
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00008)	(1,615)
TOTAL NET ASSETS - 100.0%			$ 19,643,990

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Huber Large Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 19,506,383	$ –	$ –	$ 19,506,383
Money Market Funds	139,222	–	–	139,222
Total Investments	$ 19,645,605	$ –	$ –	$ 19,645,605